SUBSEQUENT EVENTS - Additional Information (Detail) - Subsequent Event [Member] ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)
Notes payable series 1 [Member]
Proceeds from issuance of convertible note and warrant				¥ 48,342	$ 7,120
Notes payable series 2 [Member]
Proceeds from issuance of convertible note and warrant	¥ 25,189	$ 3,710
Shanghai Xiangzi Financial Information Service Company. Ltd. | Bank Borrowing Agreement One [Member]
Proceeds from bank borrowings	25,929
Shanghai Xiangzi Financial Information Service Company. Ltd. | Bank Borrowing Agreement Two [Member]
Proceeds from bank borrowings	¥ 8,998
Shanghai Xiangzi Financial Information Service Company. Ltd. | Bank Borrowing Extension Agreement One [Member]
Proceeds from bank borrowings			¥ 132,000